Going Concern (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 14, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from License Fees Received	$ 5,000,000			$ 5,000,000
Net Income (Loss) Attributable to Parent		$ (241,552)	$ (1,865,128)	(700,122)	$ (2,009,851)	$ (3,076,091)	$ (702,163)
Net Cash Provided by (Used in) Operating Activities				2,710,232	(249,503)	(652,971)	(181,270)
Working Capital (Deficit)						(2,770,000)
Stockholders' Equity Attributable to Parent		$ (3,159,022)	$ (4,133,499)	$ (3,159,022)	$ (4,133,499)	$ (2,724,223)	$ (4,992,112)	$ (3,102,470)	$ (4,908,171)	$ (4,617,646)